Restructuring	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring
4.
Restructuring

In February 2025 and then as further expanded in December 2025, our management approved a global restructuring program (the “2025 Restructuring Plan”) intended to reduce costs and transform the way we operate. The 2025 Restructuring Plan is expected to result in total pre-tax restructuring charges of approximately $155 million by the end of 2027. The pre-tax restructuring charges consist of employee termination benefits, contract terminations for sales agents and other charges, such as consulting fees. The expenses incurred under our 2025 Restructuring Plan are reported in our “Restructuring and other cost reduction initiatives” financial statement line item. The following table summarizes the liabilities recognized related to the 2025 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2024	$-	$-	$-	$-
Expenses incurred	121.3	7.3	8.2	136.8
Cash payments	(30.1)	(2.3)	(5.1)	(37.5)
Foreign currency exchange rate changes	0.3	-	-	0.3
Balance, December 31, 2025	$91.5	$5.0	$3.1	$99.6

Expense incurred since the start of the 2025 Restructuring Plan	$121.3	$7.3	$8.2	$136.8

Expense estimated to be recognized for the 2025 Restructuring Plan	$130.0	$10.0	$15.0	$155.0

In December 2023, our management approved a global restructuring program (the “2023 Restructuring Plan”) intended to optimize our cost base and drive greater efficiencies throughout the company. The 2023 Restructuring Plan concluded in 2025 and resulted in total pre-tax restructuring charges of approximately $115 million over the life of the plan. The pre-tax restructuring charges consisted of employee termination benefits, contract terminations for sales agents and other charges, such as consulting fees. The expenses incurred under our 2023 Restructuring Plan are reported in our “Restructuring and other cost reduction initiatives” financial statement line item. The following table summarizes the liabilities recognized related to the 2023 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2022	$-	$-	$-	$-
Expenses incurred	9.2	-	3.6	12.8
Cash payments	-	-	(1.0)	(1.0)
Non-cash activity	-	-	2.4	2.4
Balance, December 31, 2023	9.2	-	5.0	14.2
Expenses incurred	84.6	3.1	13.0	100.7
Cash payments	(73.9)	(1.7)	(12.6)	(88.2)
Foreign currency exchange rate changes	(1.1)	-	(0.1)	(1.2)
Non-cash activity	-	-	1.6	1.6
Balance, December 31, 2024	18.8	1.4	6.9	27.1
Expenses incurred	(2.2)	2.9	0.8	1.5
Cash payments	(14.9)	(3.3)	(6.8)	(25.0)
Foreign currency exchange rate changes	1.3	-	0.4	1.7
Balance, December 31, 2025	$3.0	$1.0	$1.3	$5.3

Total expense incurred under the 2023 Restructuring Plan	$91.6	$6.0	$17.4	$115.0

In December 2021, our management approved a global restructuring program (the “2021 Restructuring Plan”) intended to further reduce costs and to reorganize our global operations in preparation for the spinoff of ZimVie. The 2021 Restructuring Plan concluded in 2024 and resulted in total pre-tax restructuring charges of approximately $169 million over the life of the plan. The pre-tax restructuring charges consisted of employee termination benefits; contract terminations for sales agents; and other charges, such as consulting fees and project management expenses. The expenses incurred under our 2021 Restructuring Plan are reported in our “Restructuring and other cost reduction initiatives” financial statement line item. The 2021 Restructuring Plan was substantially complete at the end of 2024 and, accordingly, information for 2025 has not been provided. The following table summarizes the liabilities recognized related to the 2021 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2022	$10.5	$25.0	$3.1	$38.6
Expenses incurred	6.0	22.0	9.3	37.3
Cash payments	(12.5)	(30.2)	(9.6)	(52.3)
Foreign currency exchange rate changes	0.2	0.8	0.1	1.1
Balance, December 31, 2023	4.2	17.6	2.9	24.7
Expenses incurred	(2.1)	(0.1)	2.4	0.2
Cash payments	(1.5)	(14.8)	(3.8)	(20.1)
Foreign currency exchange rate changes	(0.1)	(0.7)	(0.1)	(0.9)
Balance, December 31, 2024	$0.5	$2.0	$1.4	$3.9

Total expense incurred under the 2021 Restructuring Plan	$57.0	$73.7	$38.6	$169.3

In December 2019, our Board of Directors approved, and we initiated, a global restructuring program (the “2019 Restructuring Plan”) with an objective of reducing costs to allow us to further invest in higher priority growth opportunities. The 2019 Restructuring Plan substantially concluded in 2025 and resulted in total pre-tax restructuring charges of approximately $393 million over the life of the plan. The pre-tax restructuring charges consisted of employee termination benefits; contract terminations for facilities and sales agents; and other charges, such as consulting fees, project management and relocation costs, including costs to close a manufacturing facility.

The following table summarizes the location on our consolidated statement of earnings and type of cost for our 2019 Restructuring Plan (in millions):

	Year Ended December 31, 2025
	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Cost of products sold, excluding intangible asset amortization	$-	$-	$0.2	$0.2
Restructuring and other cost reduction initiatives	7.8	-	17.0	24.8
	$7.8	$-	$17.2	$25.0

	Year Ended December 31, 2024
	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Cost of products sold, excluding intangible asset amortization	$-	$-	$11.5	$11.5
Restructuring and other cost reduction initiatives	26.4	-	10.2	36.6
	$26.4	$-	$21.7	$48.1

	Year Ended December 31, 2023
	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Cost of products sold, excluding intangible asset amortization	$-	$-	$8.2	$8.2
Restructuring and other cost reduction initiatives	17.4	-	15.9	33.3
	$17.4	$-	$24.1	$41.5

The following table summarizes the liabilities recognized related to the 2019 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2022	$28.9	$9.0	$6.4	$44.3
Expenses incurred	17.4	-	24.1	41.5
Cash payments	(2.1)	(3.4)	(27.7)	(33.2)
Foreign currency exchange rate changes	(0.4)	-	0.1	(0.3)
Balance, December 31, 2023	43.8	5.6	2.9	52.3
Expenses incurred	26.4	-	21.7	48.1
Cash payments	(32.0)	(1.8)	(23.2)	(57.0)
Foreign currency exchange rate changes	(0.2)	-	(0.1)	(0.3)
Balance, December 31, 2024	38.0	3.8	1.3	$43.1
Expenses incurred	7.8	-	17.2	25.0
Cash payments	(48.5)	(1.9)	(17.8)	(68.2)
Foreign currency exchange rate changes	3.3	-	-	3.3
Balance, December 31, 2025	$0.6	$1.9	$0.7	$3.2

Total expense incurred under the 2019 Restructuring Plan	$159.9	$35.0	$197.6	$392.5

We do not include restructuring charges in the operating profit of our reportable segments. We report the expenses for other cost reduction and optimization initiatives in our “Restructuring and other cost reduction initiatives” financial statement line item because these activities also have the goal of reducing costs across the organization. However, since the cost reduction initiative expenses are not considered restructuring, they have been excluded from the amounts presented in this note.